Georgetowne Funds

a mutual fund company

. .Welcome:

Georgetowne Fund Management is a registered investment adviser based in the Chicago area. The company manages the Georgetowne Long/Short Fund, a mutual fund that buys stocks long and sells stocks short. The Fund is open to investors exclusively in Connecticut, Illinois , New York, New Jersey, Massachusetts , Missouri , and Texas.

. .Disclaimer:

Georgetowne Funds are offered only to citizens and residents of the US, and the information on this Web site is intended only for such persons. Nothing on this Web site should be considered a solicitation to buy or an offer to sell shares of any Georgetowne Fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Non-FDIC insured. May lose value. No bank guarantee. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it may be obtained by following this link or by calling (518) 221-1978. Please read it carefully before you invest or send money.

Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing. The Fund's Prospectus contains this and other information about the Fund. Prospectuses are available by clicking on this link or by contacting us toll-free at (877) 257-4240. The Prospectus should be read carefully before investing.

. .Investment Strategy:

The Fund seeks long-term growth of capital.

The Fund seeks to achieve returns in both rising and falling markets by:

- buying equity securities ("long" positions) that the Fund's adviser believes are likely to appreciate in value, and
- selling equity securities short ("short" positions) that the adviser believes are likely to depreciate in value.

A "short" sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.

The Fund's adviser, Georgetowne Fund Management Corporation, examines general economic trends to identify the sectors of the economy (or industries, countries or regions) that it believes present the best potential for growth. The Fund's long positions will be over-weighted in those sectors. The Fund's short positions will generally be in sectors of the economy that the adviser believes present the least potential for growth. However, the Fund may have long and short positions in the same sector.

The adviser then performs fundamental analysis to identify companies whose stock it believes are undervalued for purchase or overvalued for selling short. Under normal circumstances, the market value of the Fund's long positions plus the market value of the Fund's short positions, will equal at least 80% of the Fund's assets. The ratio of long positions to short positions will vary based on the adviser's assessment of general economic trends. The Fund may invest in companies of any capitalization, including small capitalization companies.

The adviser anticipates that the Fund's strategy will result in active trading of the Fund's portfolio securities and a high portfolio turnover rate. The Fund may sell covered call options in an attempt to generate additional returns, sell covered call options, as well as buy put options, as part of a hedging strategy, and buy call options as an alternative to investing directly in the underlying security, or bu y put options as an alternative to selling the security short.

Equity securities in which the Fund may take long and short positions consist primarily of common stock of U.S. and foreign companies, including sponsored American Depository Receipts (commonly referred to as ADRs). In addition to selecting particular companies, the adviser may also take long and short positions in exchange traded funds (commonly referred to as ETFs) to provide short or long exposure to particular sectors (or industries, countries or regions). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. ETFs include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, SM Nasdaq-100 Index Tracking Stock ("QQQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS, Vanguard ETFs, and the U.S. Oil Fund . Investing in any one type of ETF is not a principal strategy of the Fund. To the extent the Fund invests in foreign securities (including ADRs and ETFs that invest in foreign companies), the Fund may invest a substantial portion of its assets in emerging market securities. The Fund is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of securities .

Read the Fund's Prospectus carefully before investing.

Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing. The Fund's Prospectus contains this and other information about the Fund. Prospectuses are available by clicking on this link or by contacting us toll-free at (877) 257-4240. The Prospectus should be read carefully before investing.

..How to Invest:

To make an investment, please request the Georgetowne Long/Short Fund's free Prospectus and Statement of Additional Information. You can download the Prospectus and Statement of Additional Information (requires Adobe Acrobat Reader). You can also request these documents by U.S. Mail. To request your copy or if you have any questions please call us at (518) 221-1978, or email us at info@georgetownefunds.com.

We also accept IRA accounts; please call us to request your forms.

Checklist for Investing in the Fund:

1) Read the Prospectus and Statement of Additional Information

2) Print out and complete an account application

3) Make your check payable to "Georgetowne Long/Short Fund" (minimum initial investment is $5,000 for regular accounts and $2,000 for IRA's, subsequent investment minimum is $100)

4) Mail the completed application along with your check to:

Georgetowne Long/Short Fund
c/o Mutual Shareholder Services
8000 Town Center Drive, Suite 400
Broadview Heights , OH 44147

Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing. The Fund's Prospectus contains this and other information about the Fund. Prospectuses are available by clicking on this link or by contacting us toll-free at (877) 257-4240. The Prospectus should be read carefully before investing.

. . **About the Adviser:**

Paul Hoffmeister is President of Georgetowne Fund Management Corporation, the investment adviser to the Georgetowne Long/Short Fund. Mr. Hoffmeister is the Chief Economist at Bretton Woods Research. Formerly, he was the Chief Economist and Director of Market Strategy at Polyconomics, and an options and futures trader at QuietLight Securities LLC. He has appeared on CNBC's Kudlow & Company, and has been featured on Bloomberg News and National Review Online.

Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing. The Fund's Prospectus contains this and other information about the Fund. Prospectuses are available by clicking on this link or by contacting us toll-free at (877) 257-4240. The Prospectus should be read carefully before investing.

. . **Contact Us:**

How Can We Help?

We welcome your questions!

Phone:

(518) 221-1978

Email:

Investment Adviser:. phoffmeister@georgetownefunds.com

General Inquiries:. *info@georgetownefunds.com*

Investors should consider the investment objectives, risks, and charges and expenses of investing in the Fund carefully before investing. The Fund's Prospectus contains this and other information about the Fund. Prospectuses are available by clicking on this link or by contacting us toll-free at (877) 257-4240. The Prospectus should be read carefully before investing.